Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Other comprehensive income (loss), foreign currency transaction and translation gain (loss) arising during period, net of tax	$ (1,876,000,000)	$ 15,000,000	$ (852,000,000)
Foreign Exchange Contract [Member]
Derivative [Line Items]
Foreign exchange contracts, notional amounts	16,800,000,000	13,700,000,000
Hedge, forecasted transactions, in months	12 months
Derivative gains to be reclassified to earnings	68,000,000
Net Investment Hedging [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Foreign exchange contracts, notional amounts	3,300,000,000	1,100,000,000
Other comprehensive income (loss), foreign currency transaction and translation gain (loss) arising during period, net of tax	285,000,000	95,000,000	37,000,000
Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Foreign exchange contracts, notional amounts	2,300,000,000	2,700,000,000
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Foreign exchange contracts, notional amounts	11,200,000,000	9,900,000,000
Gains/(losses) from foreign currency contracts not designated as hedging instruments	$ 99,000,000	$ 102,000,000	$ 34,000,000